Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023
Schedule of Maturities of Lease Liabilities [Abstract]
2024	$ 193	$ 231
2025	199	237
2026	205	242
2027	212	248
2028	2,054	216
Thereafter		2,064
Total lease payments	2,934	3,238
Less imputed interest	(1,721)	(1,811)
Total	$ 1,213	$ 1,427